Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

4                                         Inventories

Inventories by major categories are summarized as follows:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Raw materials	19,059	29,804	4,736
Consumables and packaging materials	11,946	19,224	3,054
Work-in-progress	14,528	12,243	1,945
Finished goods	44,199	65,437	10,397
Total inventories	89,732	126,708	20,132

Inventory write-downs of RMB2,855, RMB4,846 and RMB3,205 (US$509) were recognized in cost of materials and production in the consolidated statements of income during the years ended December 31, 2009, 2010 and 2011, respectively.